Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Purchase price	¥ 18,162	¥ 5,264	¥ 12,271
Allowance for credit losses at acquisition date	15,079	7,507	47,676
Discount or premium attributable to other factors	2,368	1,332	1,188
Par value	¥ 35,609	¥ 14,103	¥ 61,135